Schedule of warrant activities (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Warrants Outstanding, Ending balance	8,917,250
Warrant [Member]
Warrants Outstanding, Beginning balance
Ordinary Shares Issuable, Beginning balance
Weighted Average Exercise Price, Beginning balance | $ / shares
Warrants Outstanding, Granted	8,917,250
Ordinary Shares Issuable, Granted	4,458,625
Weighted Average Exercise Granted | $ / shares	$ 11.50
Average Remaining Contractual Life,Granted	5 years
Warrants Outstanding, Forfeited
Ordinary Shares Issuable, Forfeited
Warrants Outstanding, Exercised
Ordinary Shares Issuable, Exercised
Warrants Outstanding, Ending balance	8,917,250
Ordinary Shares Issuable, Ending balance	4,458,625
Weighted Average Exercise Price, Ending balance | $ / shares	$ 11.50
Average Remaining Contractual Life,	4 years 10 months 17 days